Operating Expenses	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Operating Expenses

12	Operating expenses

The nature of the Company’s operating expenses from continuing operations include the following:

	Six months ended June 30,
	2019	2018
	$	$
Key management personnel:
Salaries and short-term employee benefits	594	1,229
Consultant fees	118	—
Share-based compensation costs	681	39
Post-employment benefits	18	23
	1,411	1,291
Other employees:
Salaries and short-term employee benefits	1,042	543
Share-based compensation costs	9	25
Post-employment benefits	158	25
Termination benefits	—	331
	1,209	814
Professional fees	1,474	150
Restructuring costs	773	—
Consulting fees	76	—
Insurance	446	38
Third-party R&D	307	4,796
Contracted sales force	—	155
Travel	84	31
Marketing services	2	576
Laboratory supplies	28	303
Other goods and services	64	231
Leasing costs, net of sublease receipts of $58 (2018 - $62)	176	264
Impairment of right of use asset (note 4)	401	—
Write-off of other current assets	197	—
Depreciation and amortization	136	35
Operating foreign exchange losses	17	51
	6,801	8,735